Investment Securities - Schedule of Components of Investment Securities Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Certificates of deposit:
Investment securities gains (losses), net	$ 117	$ (4)	$ (11,547)
Available-for-sale securities:
Available-for-sale securities:
Gross realized gains	125	0	0
Gross realized losses	0	0	(11,562)
Certificates of deposit:
Gross realized losses	0	0	(11,562)
Other investment securities:
Other investment securities:
Fair value adjustments, net	(8)	(4)	32
Certificates of deposit:
Available-for-sale securities:
Gross realized losses	0	0	(17)
Certificates of deposit:
Gross realized losses	$ 0	$ 0	$ (17)